UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07838)

American Select Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of  INVESTMENTS (unaudited)

American Select Portfolio (SLA)
November 30, 2009

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)
U.S. Government Agency Mortgage-Backed Securities ■ — 3.1%
Fixed Rate — 3.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$1,534,787	$1,569,829	$1,567,812
7.50%, 12/1/29, #C00896		244,359	240,417	257,462
Federal National Mortgage Association,
5.00%, 11/1/17, #657356		832,389	835,632	850,151
6.50%, 6/1/29, #252497		879,403	874,294	911,978
7.50%, 5/1/30, #535289		58,802	57,095	61,886
8.00%, 5/1/30, #538266		22,916	22,665	24,295
Total U.S. Government Agency Mortgage-Backed Securities			3,599,932	3,673,584
Corporate Notes ∞ ¶ — 13.7%
Fixed Rate — 13.7%
Sarofim Northwest, 6.90%, 1/1/11	12/21/07	8,181,250	8,181,250	8,077,348
Stratus Properties I, 6.56%, 12/31/11	12/28/00	5,000,000	5,000,000	4,822,500
Stratus Properties VII, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,410,750
Total Corporate Notes			16,681,250	16,310,598
Whole Loans ∞ & — 105.4%
Commercial Loans — 76.0%
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10 µ	12/22/04	5,003,582	5,003,582	4,841,913
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 µ	10/31/06	3,973,916	3,973,916	3,744,138
Best Buy, Fullerton, CA, 8.63%, 1/1/11 µ	12/29/00	1,565,014	1,565,014	1,555,636
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11 µ	6/21/06	6,482,799	6,482,799	6,237,938
Clear Lake Central I, Webster, TX, 6.70%, 8/1/11 µ	7/27/06	7,084,033	7,084,033	6,664,109
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 ¶	9/7/06	500,000	500,000	409,571
George Gee Hummer, Liberty Lake, WA, 7.25%, 7/1/10 ¶ µ	6/30/05	2,125,000	2,125,000	2,077,615
George Gee Pontiac, Liberty Lake, WA, 7.25%, 7/1/10 ¶ µ	6/30/05	4,675,000	4,675,000	4,572,538
George Gee Pontiac II, Liberty Lake, WA, 7.78%, 7/1/10 ¶	9/14/06	750,000	750,000	735,902
George Gee Porsche, Liberty Lake, WA, 7.78%, 7/1/10 ¶ µ	9/14/06	2,500,000	2,500,000	2,453,008
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11 µ	2/23/06	9,351,092	9,351,092	9,007,404
Highland Park II, Scottsdale, AZ, 9.88%, 3/1/11	2/23/06	1,192,461	1,192,461	1,088,639
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 ¶ µ	7/18/07	3,520,000	3,520,000	3,387,217
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 ¶	7/18/07	440,000	440,000	359,096
Landmark Bank Center, Euless, TX, 3.85% through 4/30/09, thereafter 5.85%, 5/1/11 ¶	7/1/04	3,242,424	3,242,424	2,927,226
Landmark Bank Center II, Euless, TX, 5.58%, 5/1/11 ¶	6/12/08	1,157,576	1,157,576	810,303
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 ¶ µ	5/23/07	2,175,000	2,175,000	1,764,556
Northrop Grumman Campus I, Colorado Springs, CO, 5.76%, 1/1/09 ¶ µ r	11/15/05	5,700,000	5,700,000	5,700,000
Northrop Grumman Campus II, Colorado Springs, CO, 13.88%, 1/1/09 ¶	11/15/05	500,000	500,000	453,883
Oxford Mall, Oxford, MS, 6.51%, 1/1/07 ¶ r §	9/24/04	4,600,000	4,600,000	4,600,000
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13 µ	5/12/03	4,775,135	4,775,134	4,324,369
Point Plaza, Turnwater, WA, 8.43%, 1/1/11	12/14/00	5,861,647	5,861,648	5,432,578
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12 µ	10/12/07	8,106,871	8,106,871	7,503,878
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 µ	6/28/07	5,141,966	5,141,966	4,136,306
Town Square #6, Olympia, WA, 7.40%, 9/1/12 µ	8/2/02	3,695,838	3,695,838	3,482,846
Victory Packaging, Phoenix, AZ, 8.53%, 1/1/12 µ	12/20/01	2,364,154	2,364,154	2,334,490
			96,483,508	90,605,159

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	VALUE ¶

Multifamily Loans — 29.4%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	$4,434,644	$4,434,644	$3,812,139
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	498,425	498,434	464,805
El Conquistador Apartments, Tucson, AZ, 7.65%, 4/1/09 µ	3/24/99	2,552,461	2,552,460	2,545,428
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10 ¶ µ	9/10/07	2,700,000	2,700,000	2,596,232
Hunters Meadow, Colorado Springs, CO, 7.80%, 8/1/12	7/2/02	5,886,390	5,886,389	4,120,472
Keystone Crossings, Springdale, AZ, 8.15%, 7/1/10 ¶ ¿	6/27/07	4,024,000	4,024,000	3,570,804
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 ¶	10/1/07	5,400,000	5,400,000	5,508,000
Revere Apartments, Revere, MA, 6.28%, 3/1/12 µ	3/8/07	1,667,022	1,667,022	1,529,294
RP Urban Partners, Oxnard, CA, 5.98%, 3/1/10 ¶ r	2/23/05	5,000,000	5,000,000	5,032,640
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 µ	6/5/03	6,748,968	6,748,967	5,923,840
			38,911,916	35,103,654
Total Whole Loans			135,395,424	125,708,813
Preferred Stocks — 11.2%
Real Estate Investment Trusts — 11.2%
AMB Property, Series L		23,820	470,445	277,741
AMB Property, Series M ■		8,700	222,285	100,398
AMB Property, Series O		10,228	255,700	133,284
BRE Properties, Series C		59,550	1,183,259	858,116
BRE Properties, Series D		4,700	93,389	72,850
Developers Diversified Realty, Series H		23,820	488,310	131,486
Developers Diversified Realty, Series I		3,830	79,856	21,065
Duke Realty, Series L		17,270	330,202	159,748
Duke Realty, Series M		47,640	952,800	624,084
Duke Realty, Series O		40,000	944,000	577,200
Equity Residential Properties, Series N		49,500	950,925	802,395
Health Care Properties, Series E		1,810	46,517	30,517
Health Care Properties, Series F ■		37,480	945,244	618,420
Kimco Realty, Series G ■		78,200	1,902,854	1,188,640
ProLogis Trust, Series F		5,000	105,000	37,500
ProLogis Trust, Series G		7,400	155,400	64,750
PS Business Parks, Series H		23,820	476,400	353,965
PS Business Parks, Series I		8,400	165,228	118,020
PS Business Parks, Series M		23,820	490,692	387,075
PS Business Parks, Series P		7,400	141,858	101,824
Public Storage, Series E ■		73,300	1,793,750	1,283,483
Public Storage, Series I		23,820	518,085	476,400
Public Storage, Series K		15,700	341,475	325,775
Realty Income, Series D		60,000	1,521,000	1,140,000
Realty Income, Series E		23,820	514,512	421,614
Regency Centers, Series C		23,820	514,988	381,120
Regency Centers, Series E		46,170	1,032,215	738,720
UDR, Series G		23,820	509,748	357,300
Weingarten Realty Investors, Series F		120,000	3,000,000	1,582,800
Total Preferred Stocks			20,146,137	13,366,290
Total Unaffiliated Investments			175,822,743	159,059,285
Short-Term Investment — 1.2%
	First American Prime Obligations Fund, Class Z ☑	1,469,594	1,469,594	1,469,594
	Total Investments ▲ — 134.6%		$177,292,337	$160,528,879
	Other Assets and Liabilities, Net — (34.6)%			(41,302,609)
	Total Net Assets — 100.0%			$119,226,270

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Select Portfolio (SLA)

¶
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-ended mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially fair valued at cost and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, and mortgage servicing rights as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the fund and third parties.
In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

As of November 30, 2008, the fund held fair valued securities with a value of $142,019,411 or 119.1% of total net assets.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Select Portfolio (SLA)

■
Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2008, securities valued at $5,341,312 were pledged as collateral for the following outstanding reverse repurchase agreements:

Name of Broker
		Acquisition			Accrued	and Description
	Amount	Date	Rate*	Due	Interest	of Collateral
	$ 3,468,000	11/28/08	1.75%	12/12/08	$ 506	(1)
	892,000	11/05/08	4.11%	12/05/08	2,646	(2)
	$ 4,360,000				$ 3,152

* Interest rate as of November 30, 2008. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
	(1)			Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,534,787 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $244,359 par
Federal National Mortgage Association, 5.00%, 11/1/17, $832,389 par
Federal National Mortgage Association, 6.50%, 6/1/29, $879,403 par
Federal National Mortgage Association, 7.50%, 5/1/30, $58,802 par
Federal National Mortgage Association, 8.00%, 5/1/30, $22,916 par
	(2)			Dresdner Bank:
AMB Property, Series M, 8,700 shares
Health Care Properties, Series F, 14,680 shares
Kimco Realty, Series G, 12,300 shares
Public Storage, Series E, 65,000 shares

The fund has entered into lending commitments with Goldman Sachs and Dresdner Bank. The monthly agreements permit the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities and/or preferred stocks as collateral.

∞
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above.

¶
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2008.

&
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2008. For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.

µ
Securities pledged as collateral for outstanding borrowings under a loan agreement. On November 30, 2008, securities valued at $86,382,755 were pledged as collateral for the following outstanding borrowings:

Name of Broker
		Acquisition			Accrued	and Description
	Amount	Date	Rate*	Due	Interest	of Collateral
	$38,000,000	11/28/08	5.00%	12/31/08	$ 15,833	(1)

* Interest rate as of November 30, 2008. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% and reset monthly.

Name of broker and description of collateral:
	(1)			Massachusetts Mutual:
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10, $5,003,582 par
ABC Conoco, Aspen, CO, 6.65%, 11/1/11, $3,973,916 par
Best Buy, Fullerton, CA, 8.63%, 1/1/11, $1,565,014 par
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11, $6,482,799 par
Clear Lake Central I, Webster, TX, 6.70%, 8/1/11, $7,084,033 par
George Gee Hummer, Liberty Lake, WA, 7.25%, 7/1/10, $2,125,000 par
George Gee Pontiac, Liberty Lake, WA, 7.25%, 7/1/10, $4,675,000 par
George Gee Porsche, Liberty Lake, WA, 7.78%, 7/1/10, $2,500,000 par
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11, $9,351,092 par
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10, $3,520,000 par
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par
Northrop Grumman Campus I, Colorado Springs, CO, 5.76%, 1/1/09, $5,700,000 par

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Select Portfolio (SLA)

	Peony Promenade, Plymouth, MN, 6.93%, 6/1/13, $4,775,134 par
	RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12, $8,106,871 par
	Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $5,141,966 par
	Town Square #6, Olympia, WA, 7.40%, 9/1/12, $3,695,838 par
	Victory Packaging, Phoenix, AZ, 8.53%, 1/1/12, $2,364,154 par
	El Conquistador Apartments, Tucson, AZ, 7.65%, 4/1/09, $2,552,460 par
	Highland House Apartments, Dallas, TX, 6.80%, 10/1/10, $2,700,000 par
	Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,667,022 par
	Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,748,967 par

The fund has entered into a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”) under which MMLIC made a term loan to the fund of $31,900,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $9,100,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a floor interest rate of 5.00%.  In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

r	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2008.
§	Loan has matured and the fund is anticipating a loan extension. Borrower continues to make monthly payments.
¿
Participating loan. A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

☑	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
▲
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $177,292,337. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$216,308
	Gross unrealized depreciation	(16,979,766)
	Net unrealized depreciation	$(16,763,458)

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in mutual funds and preferred stocks with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. government securities.

Level 3 - Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are whole loan and corporate notes. These securities have limited observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the prevailing interest rates, and changes in the real or perceived liquidity of whole loans.

As of November 30, 2008, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$14,835,884
Level 2 - Other significant observable inputs	3,673,584
Level 3 - Significant unobservable inputs	142,019,411
Total	$160,528,879

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Select Portfolio (SLA)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Investments in
Securities
Balance as of August 31, 2008	$152,978,200
Accrued discounts (premiums)	—
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation	(7,933,539)
Net purchases (sales)	(3,025,250)
Net transfers in and/or (out) of Level 3	—
Balance as of November 30, 2008	$142,019,411

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009